DOMINI IMPACT INVESTMENTS LLC

180 MAIDEN LANE, SUITE 1302

NEW YORK, NY 10038-4925

August 20, 2020

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Post-Effective Amendment No. to Registration Statement on
Form N-1A (File No. 33-29180 and 811-05823)

Ladies and Gentlemen:

On behalf of Domini Investment Trust, a Massachusetts business trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 75 to the Trust’s Registration Statement on Form N-1A under the Securities Act of 1933 and Amendment No. 77 to the Trust’s Registration Statement under the Investment Company Act of 1940, (the “Amendment”). The Amendment is filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 and is to be effective on November 3, 2020.

The Amendment relates only to the Domini International Opportunities Fund (the “Fund”), a new series of the Trust. The Amendment is filed primarily to reflect the addition of the Fund as a new series of the Trust.

Please call the undersigned at (212) 217-1114 with any questions relating to the above-referenced filing.

Sincerely,

/s/ Megan L. Dunphy

Megan L. Dunphy

General Counsel